Memorandum items - Contractual Obligations (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Contractual obligation
Minimum rentals payable under non-cancellable leases	£ 869	£ 879
Contracts to purchase goods or services	117	130
Total capital commitments	986	1,009
Within 1 year
Contractual obligation
Minimum rentals payable under non-cancellable leases	68	103
Contracts to purchase goods or services	25	31
After 1 year but within 5 years
Contractual obligation
Minimum rentals payable under non-cancellable leases	205	264
After 5 years
Contractual obligation
Minimum rentals payable under non-cancellable leases	596	512
Bank
Contractual obligation
Minimum rentals payable under non-cancellable leases	766	729
Total capital commitments	766	729
Bank | Within 1 year
Contractual obligation
Minimum rentals payable under non-cancellable leases	66	89
Bank | After 1 year but within 5 years
Contractual obligation
Minimum rentals payable under non-cancellable leases	200	232
Bank | After 5 years
Contractual obligation
Minimum rentals payable under non-cancellable leases	£ 500	£ 408